UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA               February 13, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

No.:     Form 13F File Number:         Name:
1        _____________________         Ernst H. von Metzsch
2        _____________________         Roland A. von Metzsch

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     163,880
                                            (x$1000)


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                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 12/31/06
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

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)   Principal  PRN CALL    Discretion    Managers
                                                                  Amount

                                                                                                                Sole   Shared  None

GLOBALSANTAFE CORP            SHS            G3930E101    6,331    107,700   SH          DEFINED        1,2     107,700
NABORS INDUSTRIES LTD         SHS            G6359F103    1,700     57,100   SH          DEFINED        1,2      57,100
TRANSOCEAN INC                ORD            G90078109   11,745    145,200   SH          DEFINED        1,2     145,200
WEATHERFORD INTERNATIONAL LT  COM            G95089101    1,784     42,700   SH          DEFINED        1,2      42,700
ANGLOGOLD ASHANTI LTD         SPONSORED ADR  035128206    1,648     35,000   SH          DEFINED        1,2      35,000
APACHE CORP                   COM            037411105    8,613    129,500   SH          DEFINED        1,2     129,500
ARENA RESOURCES INC           COM            040049108    1,922     45,000   SH          DEFINED        1,2      45,000
AVENTINE RENEWABLE ENERGY     COM            05356X403      353     15,000   SH          DEFINED        1,2      15,000
BHP BILLITON LTD              SPONSORED ADR  088606108    2,385     60,000   SH          DEFINED        1,2      60,000
CAMECO CORP                   COM            13321L108   10,060    248,700   SH          DEFINED        1,2     248,700
CANO PETE INC                 COM            137801106      718    131,100   SH          DEFINED        1,2     131,100
CANADIAN NAT RES LTD          COM            136385101    5,850    109,900   SH          DEFINED        1,2     109,900
CONSOL ENERGY INC             COM            20854P109    3,499    108,900   SH          DEFINED        1,2     108,900
DENBURY RES INC               COM NEW        247916208    7,556    271,900   SH          DEFINED        1,2     271,900
ENERGY METALS CORP            COM            29271B106      731     84,800   SH          DEFINED        1,2      84,800
EOG RES INC                   COM            26875P101    7,606    121,800   SH          DEFINED        1,2     121,800
EXXON MOBIL CORP              COM            30231G102    8,215    107,200   SH          DEFINED        1,2     107,200
FREEPORT-MCMORAN COPPER & GO  CL B           35671D857      669     12,000   SH          DEFINED        1,2      12,000
FRONTEER DEV GROUP INC        COM            35903Q106    1,783    193,800   SH          DEFINED        1,2     193,800
GASCO ENERGY INC              COM            367220100      436    178,000   SH          DEFINED        1,2     178,000
GASTAR EXPL LTD               COM            367299104      562    261,400   SH          DEFINED        1,2     261,400
HALLIBURTON CO                COM            406216101    9,830    316,600   SH          DEFINED        1,2     316,600
IAMGOLD CORP                  COM            450913108      423     48,000   SH          DEFINED        1,2      48,000
IVANHOE MINES LIMITED         COM            46579N103      492     50,000   SH          DEFINED        1,2      50,000
MITTAL STEEL CO N V           NY REG SH CL A 60684P101      717     17,000   SH          DEFINED        1,2      17,000
NATIONAL OILWELL VARCO INC    COM            637071101    2,619     42,800   SH          DEFINED        1,2      42,800
NEWFIELD EXPL CO              COM            651290108    3,933     85,600   SH          DEFINED        1,2      85,600
NEWMONT MINING CORP           COM            651639106    1,174     26,000   SH          DEFINED        1,2      26,000
NEXEN INC                     COM            65334H102    7,318    133,050   SH          DEFINED        1,2     133,050
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    5,417     42,600   SH          DEFINED        1,2      42,600
PHELPS DODGE CORP             COM            717265102    2,909     24,300   SH          DEFINED        1,2      24,300
QUICKSILVER RESOURCES INC     COM            74837R104    4,299    117,500   SH          DEFINED        1,2     117,500
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105    2,379     72,420   SH          DEFINED        1,2      72,420
SASOL LTD                     SPONSORED ADR  803866300    1,528     41,400   SH          DEFINED        1,2      41,400
SCHLUMBERGER LTD              COM            806857108    6,878    108,900   SH          DEFINED        1,2     108,900
SOUTHWESTERN ENERGY CO        COM            845467109    4,465    127,400   SH          DEFINED        1,2     127,400
TALISMAN ENERGY INC           COM            87425E103    7,256    427,100   SH          DEFINED        1,2     427,100
TODCO                         COM            88889T107    5,392    157,800   SH          DEFINED        1,2     157,800
ULTRA PETROLEUM CORP          COM            903914109    4,927    103,200   SH          DEFINED        1,2     103,200
VALERO ENERGY CORP NEW        COM            91913Y100    1,617     31,600   SH          DEFINED        1,2      31,600
XTO ENERGY INC                COM            98385X106    5,561    118,200   SH          DEFINED        1,2     118,200
YAMANA GOLD INC               COM            98462Y100      580     44,000   SH          DEFINED        1,2      44,000

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